Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018 are as follows:

		December 31, 2019
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	8,317	2,471	10,788
Equity investments	Other non-current assets	7,769	—	15,098	22,867

Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	6,425	—	6,425

		December 31, 2018
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Restricted cash equivalents	Restricted cash and cash equivalents	56,550	—	—	56,550
Derivative assets	Other current and other non-current assets	—	7,317	2,519	9,836
Equity investments	Other non-current assets	6,585	—	13,509	20,094

Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	25,473	—	25,473

Valuation Techniques

Derivative assets and liabilities classified as Level 2 were derived from quoted market prices for similar instruments or by discounting the future cash flows with adjustments for credit risk as appropriate. All significant inputs were derived from or corroborated by observable market data including current forward exchange rates and LIBOR rates, among others. The Level 3 derivative asset was valued based on a free cash flow forecast.

Equity investments classified as Level 2 were valued using quoted market prices. Level 3 equity investments are carried at cost, which approximates fair value.

Restricted cash equivalents are primarily composed of publicly-traded foreign government and corporate bonds and mutual funds, and were valued using quoted market prices.

At December 31, 2019 and 2018, the carrying amounts for cash and cash equivalents, restricted cash, trade and other receivables, other current assets, accounts payable, and other current liabilities approximated their estimated fair values because of their short-term nature.

Financial Assets Measured at Fair Value on a Nonrecurring Basis

Our assessment of goodwill for impairment includes various inputs, including forecasted revenue, forecasted operating profits, terminal growth rates, and weighted-average costs of capital. The projected cash flows used in calculating the fair value of our reporting units, using the income approach, considered historical and estimated future results and general economic and market conditions, as well as the impact of planned business and operational strategies. As a result, the Company classified the International reporting unit measured at fair value on a nonrecurring basis within Level 3 of the fair value hierarchy.

Financial Assets and Liabilities Not Carried at Fair Value

The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	349,103	—	—	349,686	349,686

Liabilities:
Jackpot liabilities	234,827	—	—	230,363	230,363
Debt (1)	8,062,816	—	8,589,939	—	8,589,939

	December 31, 2018
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	258,627	—	—	260,857	260,857

Liabilities:
Jackpot liabilities	254,567	—	—	229,089	229,089
Debt (1)	7,996,073	—	8,089,154	—	8,089,154

(1) Debt excludes short-term borrowings and swap adjustments